Property, Plant and Equipment, net (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Cost of property, plant and equipment which has not yet been paid as of the reporting date	₪ 153	₪ 221	₪ 143